SUMMARY OF ACCOUNTING POLICIES - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2017
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award requisite service period	3 years
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award requisite service period	3 years
Minimum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Minimum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	0.00%
Maximum | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%
Maximum | Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance adjusting factor	200.00%